Borrowings (Tables)	12 Months Ended
Dec. 31, 2024
Financial Instruments [Abstract]
Schedule of Detailed Information about Borrowings

	2024	2023
Non-current
Senior Notes	414,638	498,347
Bank borrowings	265,367	199,496
	680,005	697,843
Current
Senior Notes	6,858	8,250
Bank overdrafts	—	4,386
Bank borrowings	92,693	194,470
	99,551	207,106
Total borrowings	779,556	904,949
The maturity of the Group's borrowings and the Group's exposure to fixed and variable interest rates is as follows:

	2024	2023
Fixed rate:
Less than 1 year	69,178	117,105
Between 1 and 2 years	55,952	6,010
Between 2 and 3 years	414,994	5,508
Between 3 and 4 years	356	498,347
Between 4 and 5 years	356	—
More than 5 years	35,936	—
	576,772	626,970
Variable rate:
Less than 1 year	30,373	90,001
Between 1 and 2 years	83,142	37,712
Between 2 and 3 years	46,593	91,878
Between 3 and 4 years	2,932	56,605
Between 4 and 5 years	441	1,783
More than 5 years	39,303	—
	202,784	277,979
	779,556	904,949
The main loans of the Group’s Brazilian Subsidiaries are:

Bank	Grant date	Nominal amount		Capital outstanding as of December 31				Maturity date	Annual interest rate
				2024			2023
		(In millions)		Millions of Brazilian Real		Millions of equivalent Dollars	Millions of equivalent Dollars
Certificados Recebíveis do Agronegócio (CRA) (2)	December, 2019	R$	400.0	R$	400.0	64.6	82.6	November-27	3.80% + IPCA
Debênture (1)	December, 2020	R$	400.0	R$	400.0	64.6	82.6	December-26	4.24% + IPCA
Certificados Recebíveis do Agronegócio (CRA) (2)	July, 2024	R$	400.0	R$	400.0	64.6	—	Jul-31 / Jul-34	IPCA + 6.80% /12.65%

(1) Collateralized by long term power purchase agreement (PPA).

(2) This debt was issued with no guarantee.
The main loans of the Group’s Argentinian Subsidiaries are:

Bank	Grant date	Nominal amount	Capital outstanding as of December 31		Maturity date	Annual interest rate
			2024	2023
		(In millions)	(In millions)	(In millions)
IFC (1)	June, 2020	US$20.0	—	16.33	June, 2028	4% plus SOFR
Rabobank	June, 2024	US$13.6	13.60	—	December, 2028	3.1% + SOFR
 (1) During 2024, the Group settled the outstanding amount of US$16.4 million under the loan agreement entered into with the International Finance Corporation (IFC).
Evolution of the Group's borrowings as December 31, 2024 and 2023 is as follow:

	2024	2023
Amount at the beginning of the year	904,949	1,007,752
Proceeds from long term borrowings	126,757	7,739
Payments of long term borrowings	(105,749)	(24,105)
Proceeds from short term borrowings	169,901	448,532
Payments of short term borrowings	(239,947)	(420,276)
Payments of interest (1)	(741)	(43,457)
Accrued interest	23,489	33,495
Exchange differences, inflation and translation, net	(99,800)	(105,465)
Others	697	734
Amount at the end of the year	779,556	904,949
(1) Excludes payment of interest related to trade and other payables.